Loans	12 Months Ended
Dec. 31, 2011
Loans [Abstract]
Loans
Note Five
Loans

The following summarizes the Company's major classifications for loans:

(in thousands)	2011	2010
Residential real estate	$638,585	$610,369
Home equity	433,000	416,172
Commercial and industrial	130,899	134,612
Commercial real estate	732,146	661,758
Consumer	35,845	38,424
DDA overdrafts	2,628	2,876
Previously securitized loans	0	789
Gross Loans	1,973,103	1,865,000
Allowance for loan losses	(19,409)	(18,224)
Net Loans	$1,953,694	$1,846,776

Construction loans of $9.2 million and $7.9 million are included within residential real estate loans at December 31, 2011 and 2010, respectively.  Construction loans of $20.2 million and $31.5 million are included within commercial real estate loans at December 31, 2011 and 2010, respectively.  The Company's commercial and residential real estate construction loans are primarily secured by real estate within the Company's principal markets.  These loans were originated under the Company's loan policy, which is focused on the risk characteristics of the loan portfolio, including construction loans.  Adequate consideration has been given to these loans in establishing the Company's allowance for loan losses.